UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23673

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

(Exact name of registrant as specified in charter)

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Address of principal executive offices)(Zip code)

Liana Loyola

Secretary

American International Plaza Building - Tenth Floor

250 Muñoz Rivera Avenue

San Juan, Puerto Rico 00918

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean Carla G. Teodoro Sidley Austin LLP 787 Seventh Avenue New York, NY 10019	Owen Meacham UBS Business Solutions US LLC One North Wacker Drive Chicago, IL 60606

Registrant’s telephone number, including area code: (787) 250-3600

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Report to Stockholders.

(a)        The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

Short Term Investment Fund for Puerto Rico Residents, Inc. 2022 SEMI-ANNUAL REPORT

LETTER TO SHAREHOLDERS

Dear Shareholders:

The Short-Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is pleased to present its Letter to Shareholders for the period from July 1, 2022 to December 31, 2022.

During the period, the Federal Reserve Board (“Fed”) continued to tighten monetary policy. The Fed Funds rate was increased 0.75% following the July, September and November meetings.

Inflation reports in December showed a moderation in the pace of price increases. At its December meeting the Fed reduced the pace of increases to 50 basis points. The Fed remains strongly committed to returning inflation to its 2% objective. On December 31, 2022, the Fed Funds rate was 4.25% to 4.50%. The Fed Funds market expects additional Fed Funds increases in 2023.

Russia’s invasion of Ukraine continues to cause disruptions to the world economy. The war has caused upward pressure in energy prices and supply chain disruptions. The toll on civilians has been enormous. There is no peaceful end in sight. At year-end the price of oil had decreased from its high price during the year but risks remain elevated and volatility is high.

The effect of these events was an increase in interest rates across the yield curve and continued inversion of the yield curve. The yield of the two-year note increased to 4.43% on December 31, 2022. The yield of the ten-year note increased to 3.87% at the end of the period. The yield curve is inverted 56 basis points.

The combination of higher inflation, an inverted yield curve, increased risks of a recession in the U.S., and continued elevated geopolitical risks present a challenging environment for the management of the Fund. Notwithstanding, the Investment Adviser remains committed to looking for investment opportunities within the allowed parameters while providing professional management services to the Fund for the benefit of its shareholders.

Sincerely,

Leslie Highley, Jr.

Managing Director for the

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of

Puerto Rico, as Investment Adviser

1

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

REGISTRATION UNDER THE 1940 ACT

The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. The Fund’s offering of securities are registered under the U.S. Securities Act of 1933, as amended (the “33 Act”).

FUND PERFORMANCE

The Fund’s total investment return for the period from July 1, 2022 to December 31, 2022 was 0.79%, based on the net asset value of $1.00 per share. As short-term rates began to increase in March 2022, the investment adviser remained cautious selecting assets to maximize risk/return relationships, while adhering to the Fund’s strict credit quality and asset class constraints. Past performance is not predictive of future results. The Fund’s return of 0.79% compares to a return of 1.31% of the Intercontinental Exchange Bank of America U.S. 3-Month Treasury Bill Index. Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.

The Fund’s net asset value remained unchanged at $1.00 during the period. The Fund net investment income amounted to approximately 1.00% of net assets. The Fund distributed all this net investment income during the year. Dividends were declared daily and paid once a month. Refer to Note 2 of the Semi-Annual Financial Statements for more details on reimbursable expenses.

The Fund’s portfolio consists 100% of high quality liquid short-term U.S. Agency discount notes. Short-term rates increased during the period and at period-end were at a range between 4.25% and 4.50%. Recent inflation numbers show a deceleration in the pace of inflation. However, additional Fed Fund increases are expected in 2023.

FUND HOLDINGS SUMMARIES

The following tables show the allocation of the portfolio using various metrics as of the end of the period. It should not be construed as a measure of performance for the Fund itself. The portfolio is actively managed, and holdings are subject to change.

Portfolio Composition	Geographic Allocation
(% of Total Portfolio)	(% of Total Portfolio)
U.S Agencies 100.00%	U.S 100.00%

The following table shows the ratings of the Fund’s portfolio as of December 31, 2022. The ratings used are the highest rating given by one of the three nationally recognized rating agencies, Fitch Ratings (“Fitch”), Moody’s Investors Service (“Moody’s”), and S&P Global Ratings (“S&P”). Ratings are subject to change.

(% of Total Portfolio)

Rating	Percent
AAA	100.00%

2

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors. The views expressed herein are those of the portfolio manager as of the date of this report. The Fund disclaims any obligations to update publicly the views expressed herein.

3

LIQUIDITY PROGRAM

LIQUIDITY RISK MANAGEMENT PROGRAM

The Securities and Exchange Commission (“SEC”) has adopted Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) in order to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of Fund shareholders. The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interest in the Fund.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account as relevant to the Fund’s liquidity risk: 1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; and 2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid”, “Moderately Liquid”, “Less Liquid”, and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board of Directors (“BOD”) and the SEC (on a non-public basis) as required by the Program and Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and consequently the Program, also require reporting to the BOD and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on February 24, 2023, the Committee presented a report to the BOD that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from October 1, 2022, through December 31, 2022, and stated the following:

●	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
●	The Fund’s investment strategy remained appropriate for an open-end Fund;
●	The Fund was able to meet requests for redemption without significant dilution of remaining investor’s interests in the Fund;
●	The Fund did not breach the 15% limit on Illiquid Investments; and
●	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4

Short Term Investment Fund for Puerto Rico Residents, Inc.

The following table includes selected data for a share outstanding throughout the periods and other performance information derived from the financial statements. It should be read in conjunction with the Fund’s financial statements and notes thereto.

FINANCIAL HIGHLIGHTS

			For the period from
			July 1, 2022 to		For the fiscal		For the fiscal
			December 31, 2022		year ended		year ended
			(Unaudited)		June 30, 2022		June 30, 2021

Increase in Net Asset Value:

Per Share Operating		Net asset value, beginning of period	$1.00		$1.00		$1.00

Performance:		Net investment income (a)	0.01	**	0.00	**	0.00	**

		Total from investment operations	0.00		0.00		0.00
		Less: Distributions from net investment income	(0.01)	**	(0.00)	**	(0.00)	**

		Net asset value, end of period	$1.00		$1.00		$1.00

Total Investment Return:	(b)	Based on net asset value per share	0.79%		0.03%		0.02%

Ratios:	(c) (d)	Net expenses to average net assets - net of waived and/or reimbursed expenses	1.01%		0.12%		0.06%
	(c) (d)	Gross expenses to average net assets	0.90%		0.89%		0.81%
	(c) (d)	Net investment income to average net assets - net of waived and/or reimbursed expenses	1.64%		0.02%		0.01%

		Net assets, end of period (in thousands)	$129,532		$175,439		$304,412

Supplemental Data:		(e) Portfolio turnover	0.00%		0.00%		0.00%

**    Net investment income and distributions from net investment income for the period from July 1, 2022 to December 31, 2022 and for the fiscal years ended June 30, 2022 and 2021, were $0.0086, $0.0002 and $0.0001 per share, respectively.

(a)   Based on average outstanding common shares of 151,442,996; 232,612,490 and 339,608,192 for the period from July 1, 2022 to December 31, 2022 and for the fiscal years ended June 30, 2022 and 2021, respectively.

(b)   Dividends are assumed to be reinvested at the per share net asset value on the date dividends are paid. Investment return is not annualized for the period from July 1, 2022 to December 31, 2022.

(c)    Based on average net assets applicable to common shareholders of $151,744,275; $232,896,435 and 339,608,192 for the period from July 1, 2022 to December 31, 2022 and for the fiscal years ended June 30, 2022 and 2021, respectively. Ratios for the period from July 1, 2022 to December 31, 2022 were annualized using a 365 day base.

(d)   The effect of the expenses waived/reimbursed for the period from July 1, 2022 to December 31, 2022 was to increase the expense ratios, thus decreasing the net investment income ratio to average net assets by 0.11%. For the fiscal years ended June 30, 2022 and 2021, the effect was to decrease the expense ratios, thus increasing the net investment income ratio by 0.77% and 0.75%, respectively.

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	December 31, 2022 (Unaudited)

Face Amount	Issuer	Coupon	Yield to Maturity	Maturity Date	Value
US Government, Agency and Instrumentalities - 77.86% of net assets
$3,900,000	Federal Farm Credit Discount Note	0.00%	4.05%	01/03/23	$3,899,133
3,000,000	Federal Home Loan Bank Discount Note	0.00%	3.90%	01/03/23	2,999,358
7,500,000	Federal Home Loan Bank Discount Note	0.00%	3.90%	01/03/23	7,498,417
25,000,000	Federal Home Loan Bank Discount Note	0.00%	3.80%	01/03/23	24,994,583
10,000,000	Federal Home Loan Bank Discount Note	0.00%	4.00%	01/03/23	9,997,833
3,000,000	Federal Home Loan Bank Discount Note	0.00%	3.80%	01/03/23	2,999,367
5,000,000	Federal Home Loan Bank Discount Note	0.00%	3.80%	01/04/23	4,998,417
5,000,000	Federal Home Loan Bank Discount Note	0.00%	3.85%	01/04/23	4,998,417
8,000,000	Federal Home Loan Bank Discount Note	0.00%	4.02%	01/04/23	7,997,300
3,000,000	Federal Home Loan Bank Discount Note	0.00%	4.00%	01/04/23	2,999,000
3,000,000	Federal Home Loan Bank Discount Note	0.00%	3.80%	01/05/23	2,998,663
5,000,000	Federal Home Loan Bank Discount Note	0.00%	4.01%	01/05/23	4,997,861
3,000,000	Federal Home Loan Bank Discount Note	0.00%	4.05%	01/09/23	2,997,320
2,000,000	Federal Home Loan Bank Discount Note	0.00%	4.15%	01/10/23	1,997,990
4,000,000	Federal Home Loan Bank Discount Note	0.00%	4.02%	01/12/23	3,995,001
5,000,000	Federal Home Loan Bank Discount Note	0.00%	3.85%	01/13/23	4,993,333
5,000,000	Federal Home Loan Bank Discount Note	0.00%	4.09%	01/18/23	4,990,438
500,000	Federal Home Loan Bank Discount Note	0.00%	4.00%	01/27/23	498,501

$100,900,000					$100,850,933

	Total investments (77.86% of net assets)				$100,850,933
	Other Assets and Liabilities (22.14% of net assets)				28,680,629

	Net assets - 100%				$129,531,562

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Assets and Liabilities	December 31, 2022 (Unaudited)

Assets:	Investment securities, at amortized cost with:
	Non-affiliates		$100,850,933
	Cash		29,143,059
	Prepaid insurance		18,073

	Total assets		130,012,065

Liabilities:	Payables:
	Dividends	92,717
	Investment advisory fees	176,208
	Administration fees	17,629
	Distribution fees	3,180
	Transfer agent fees	8,518
	Yield flooring payable	25,385
	Professional fees	117,241
	Miscellaneous fees	23,100
	Printing fees	8,417
	Directors fees	4,623	477,018

	Accrued expenses and other liabilities		3,485

	Total liabilities		480,503

Net Assets:			$129,531,562

Net Assets consist of:

	Paid-in-Capital ($0.001 par value, 1,000,000,000 shares authorized, 129,230,283 issued and outstanding)		$129,230,283
	Total Distributable Earnings (Accumulated Loss)		301,279

	Net assets		$129,531,562

	Net asset value per share; 129,230,283 shares outstanding		$1.00

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Operations

		For the period from
		July 1, 2022 to
		December 31, 2022
		(Unaudited)

Investment income:	Interest from unaffiliated issuers	$2,010,385

Expenses:	Investment advisory fees	382,479
	Administration fees	38,248
	Transfer Agent fees	21,173
	Custodian fees	10,709
	Professional fees	58,987
	Directors’ fees and expenses	15,123
	Insurance expense	127,074
	Reimbursement of waived fees	76,985
	Other	34,179

	Total expenses	764,957

Net investment income:		1,245,428

Net increase in net assets resulting from operations:		$1,245,428

The accompanying notes are an integral part of these financial statements.

Short Term Investment Fund for Puerto Rico Residents, Inc.

Statement of Changes in Net Assets

		For the period from July 1, 2022 to December 31, 2022 (Unaudited)	For the fiscal year ended June 30, 2022
Decrease in Net Assets:

	Net investment income	$1,245,428	$36,670
	Net realized gain on investments	-	301,279

	Net increase in net assets resulting from operations	1,245,428	337,949

Dividends to
Shareholders from:	Net investment income	(1,245,428)	(36,670)

Capital Shares	Increase in net assets derived from sale of shares	-	-
Transactions	Increase in net assets derived from reinvestment of dividends	1,149,633	32,687
(at $1.00 per share):	Decrease in net assets derived from the redemption of shares	(47,056,934)	(129,306,926)

		(45,907,301)	(129,274,239)

Net Assets:	Net decrease in net assets	(45,907,301)	(128,972,960)
	Balance at the beginning of the period/year	175,438,863	304,411,823

	Balance at the end of the period/year	$129,531,562	$175,438,863

The accompanying notes are an integral part of these financial statements.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

1.	Reporting Entity and Significant Accounting Policies

Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) is a non-diversified, open-end management investment company. The Fund is a corporation organized under the laws of the Commonwealth of Puerto Rico and is registered as an investment company under the Investment Companies Act of 1940, as amended (the “1940 Act”), as of May 14, 2021. Prior to such date and since inception, the Fund was registered and operated under the Puerto Rico Investment Companies Act of 1954, as amended (the “Puerto Rico Investment Companies Act”). The Fund’s offerings of securities are registered under the Securities Act of 1933, as amended (the “33 Act”). The Fund was incorporated on July 26, 2002 and started operations on December 8, 2006. UBS Asset Managers of Puerto Rico, a division of UBS Trust Company of Puerto Rico (“UBSTC”), is the Fund’s Investment Adviser. UBSTC is also the Fund Administrator (“Administrator”). UBSTC has engaged State Street Bank and Trust Company to provide certain information and services including price quotations and calculations of the Fund’s net asset value per share.

The Fund’s investment objective is to provide current income, consistent with liquidity and the conservation of capital.

Certain charter provisions of the Fund might be void and unenforceable under the 1940 Act including, without limitation, provisions (i) permitting indemnification of officers and directors to the fullest extent permitted by Puerto Rico law, (ii) setting forth the required vote for changes to fundamental policies of the Fund, and (iii) stating that, to the fullest extent permitted by Puerto Rico law, no officer or director will be liable to the Fund or shareholders.

The Fund is considered an investment company under the accounting principles generally accepted in the United States of America (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standard Board (“FASB”) Accounting Standards Codification 946 (“ASC 946”), Financial Services-Investment Companies.

The following is a summary of the Fund’s significant accounting policies:

Use of Estimates in Financial Statements Preparation

The accompanying financial statements of the Fund have been prepared on the basis of GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Net Asset Value Per Share

The net asset value per share of the Fund is determined by the Administrator daily. The Fund typically calculates net asset value per share once each business day. The net asset value per share is the total value of the Fund divided by the total number of shares outstanding.

Valuation of Investments

The Fund’s assets will be valued by State Street Bank and Trust Company on the basis of valuations provided by pricing services approved by Fund management and the Board of Directors. In arriving at their valuation, pricing sources may use both a grid matrix of securities values as well as the evaluations of their staff. The valuation, in either case, is based on information concerning actual market transactions and quotations from dealers or a grid matrix performed by an outside vendor that reviews certain market and security factors to arrive at a bid price for a specific security. Certain Puerto Rico obligations have a limited number of market participants and thus, might not have a readily ascertainable market value and may have periods of illiquidity. If the Fund has securities for

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

which quotations are not readily available from any source, they will be fair valued by or under the direction of the Investment Adviser utilizing quotations and other information concerning similar securities obtained from recognized dealers. The Investment Adviser can override any price that it believes is not consistent with market conditions.

The Investment Adviser has established a Valuation Committee (the “Valuation Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Valuation Committee operates under pricing and valuation policies and procedures established by the Investment Adviser and approved by the Board of Directors. These policies and procedures set forth the mechanisms and processes to be employed on a daily basis related to the valuation of portfolio securities for the purpose of determining the net asset value of the Fund. The Committee reports to the Board of Directors on a regular basis. At December 31, 2022, no security’s fair value was determined by the Committee.

GAAP provides a framework for measuring fair value and expands disclosures about fair value measurements and requires disclosure surrounding the various inputs that are used in determining the fair value of the Fund’s investments. These inputs are summarized in three broad levels listed below.

●

Level 1 - Quoted prices in active markets for identical assets and liabilities at the measurement date. An active market is one in which transactions for the asset occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

●

Level 2 - Are significant inputs other than quoted prices included in Level 1 that are observable (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.), either directly or indirectly.

●

Level 3 - Significant unobservable inputs, for example, inputs derived through extrapolation that cannot be corroborated by observable market data. These will be developed based on the best information available in the circumstances, which might include UBSTC’s own data. Level 3 inputs will consider the assumptions that market participants would use in pricing the asset, including assumptions about risk (e.g., credit risk, model risk, etc.).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Following is a description of the Fund’s valuation methodologies used for assets measured at amortized cost which approximates fair value:

US Government, Agency and Instrumentalities: These securities are valued at cost which approximates fair value and are classified as Level 2.

The following is a summary of the portfolio by inputs used as of December 31, 2022, in valuing the Fund’s assets carried at amortized cost which approximates fair value:

	Investments in Securities
				Balance
	Level 1	Level 2	Level 3	December 31, 2022

US Government, Agency and Instrumentalities	$-	$100,850,933	$-	$100,850,933

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

There were no Level 3 securities during the period from July 1, 2022, to December 31, 2022.

There were no transfers into or out of Level 3 during the period from July 1, 2022, to December 31, 2022.

Taxation

As a registered investment company under the 1940 Act, the Fund will not be subject to Puerto Rico income tax for any taxable year if it distributes at least 90% of its taxable net income for such year, as determined for these purposes pursuant to section 1112.01(a)(2) of the Puerto Rico Internal Revenue Code of 2011, as amended. Accordingly, as the Fund intends to meet this distribution requirement, the income earned by the Fund is not subject to Puerto Rico income tax at the Fund level.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a withholding tax of 15% if certain requirements are met. Moreover, distribution of capital gains dividends, if any, to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. Tax withholdings are effected at the time of payment of the corresponding dividend. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

An investment in the Fund is designed solely for Puerto Rico residents, due to the Fund’s specific tax features. The Fund does not intend to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, and consequently an investor that is not (i) an individual who has his or her principal residence in Puerto Rico or (ii) a person, other than an individual, that has its principal office and principal place of business in Puerto Rico will not receive the tax benefits of an investment in typical U.S. mutual fund (such as “RIC” tax treatment, i.e., availability of pass-through tax status for non-Puerto Rico residents) and may have adverse tax consequences for U.S. federal income tax purposes. United States holders (which includes, but is not limited to, (i) citizens and residents of the United States who are not Puerto Rico individuals and (ii) domestic corporations) invest in the Fund, such United States holders generally will be taxed on any dividend or interest paid by the Fund as ordinary income at the time such holders receive the dividend or interest or when it accrues, depending on such holder’s method of accounting for tax purposes. Additionally, United States holders will be taxed on any gain on the sale or retirement of an investment in the Fund.

Income Taxes (“Accounting Standard Codifications 740”) requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on its Puerto Rico income tax returns for all open tax years (prior four (4) tax years) and has concluded that there are no uncertain tax positions. On an ongoing basis, management will monitor the Fund’s tax position to determine if adjustments to this conclusion are necessary. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expenses in the Statement of Operations. During the period from July 1, 2022, to December 31, 2022, the Fund did not incur any interest or penalties.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

Statement of Cash Flows

GAAP and Statement of Cash Flows (“ASC 230”) requires entities providing financial statements that report both a financial position and results of operations to also provide a Statement of Cash Flows for each period for which results of operations are provided but exempts investment companies meeting certain conditions. One of the conditions is that substantially all of the Fund’s investments were carried at fair value during the year and classified as Level l or Level 2 in the fair value hierarchy in accordance with the requirements of GAAP. Another condition is that the Fund had little or no debt, based on the average debt outstanding during the year, in relation to average total assets. An additional condition is that the Fund presents a Statement of Changes in Net Assets. For the period from July 1, 2022, to December 31, 2022, the Fund has met such conditions and is exempt from providing a Statement of Cash Flows.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Such dividends will automatically be reinvested unless the shareholder elects to receive them in cash. Dividends that are reinvested are subject to Puerto Rico income tax under the same rules that apply to cash dividends. The Fund may also distribute any net capital gains to maintain the share price at $1.00 per share. Shares earn dividends on the day they are purchased but not on the day they are sold.

Investments in Tax Secured Obligations (“TSOs”) Issued by Puerto Rico Investment Companies

The Fund shall purchase only TSOs that are collateralized fully by a pledge of certain securities, as required by the rating agency to maintain the highest short-term rating. The Fund shall purchase only TSOs in which the Fund maintains a perfected security interest. There were no TSOs for the period from July 1, 2022, to December 31, 2022.

Securities Purchased Under Agreements to Re-Sell

Under these agreements, the Fund purchases securities and simultaneously commits to resell the securities to the original seller (a broker-dealer, other financial institution, or affiliated Funds) at an agreed upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The securities purchased underlying the agreements to resell were delivered to and are held by the custodian. The counterparties to such agreements maintain ownership of such securities through the agreement that requires the resale and return of such collateral. The Fund is permitted by contract to sell or repledge the securities and has agreed to resell to the counterparties the same or substantially similar securities at the maturity of the agreements. These transactions are treated as financings and recorded as assets. There were no securities purchased under agreements to re-sell for the period from July 1, 2022, to December 31, 2022.

Other

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains and losses on security transactions are determined on the identified cost method. Premiums and discounts on securities purchased are amortized using the interest method over the life or the expected life of the respective securities. Interest income is accrued on a daily basis, except when collection is not expected. Expenses are recorded as they are incurred.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

2.	Investment Advisory, Administrative, Custodian, Transfer Agency Agreements, Distribution, and Other Transactions With Affiliates

Advisory Fees:

Pursuant to an investment advisory contract (the “Advisory Agreement”) with UBS Asset Managers of Puerto Rico, the Fund receives investment advisory services in exchange for a fee. The investment advisory fees will not exceed 0.50% of the Fund’s average monthly net assets. For the period from July 1, 2022, to December 31, 2022, the investment advisory fees amounted to $382,479 equivalent to 0.25% of the Fund’s average monthly net assets. The investment advisory fees payable amounted to $176,208 as of December 31, 2022.

Administration, Custodian and Transfer Agent Fees:

UBSTC also provides administrative, custody and transfer agency services pursuant to Administration, Custodian and Transfer Agency, Registrar, and Shareholder Servicing Agreements. UBSTC as transfer agent has engaged Bank of New York Mellon Investment Servicing to act as recordkeeping and shareholder servicing agent for the Fund’s shares. The compensation paid by the Fund to the Transfer Agent under the Transfer Agent Agreement is equal to the compensation that the Transfer Agent is required to pay to Bank of New York Mellon Investment Servicing, for services to the Fund. For the period from July 1, 2022, to December 31, 2022, the transfer agent fees amounted to $21,173. The transfer agent fees payable amounted to $8,518 as of December 31, 2022.

Administration fees payable to UBSTC will not exceed 0.05% of the Fund’s average monthly net assets. For the period from July 1, 2022, to December 31, 2022, the administration fees amounted to $38,248 equivalent to 0.03% of the Fund’s average monthly net assets. The administration fees payable amounted to $17,629 as of December 31, 2022.

UBSTC, as custodian, has engaged State Street Bank and Trust Company to maintain sub-custody of the Fund’s assets, calculate the daily net asset value, and maintain the Fund’s accounting records. The total custodian fee for the period of July 1, 2022, to December 31, 2022, amounted to $10,709, which is equivalent to 0.01% of the Fund’s average monthly net assets. The custody fees payable amounted to $3,044 as of December 31, 2022.

Distribution Fees:

UBS Financial Services, Inc. (“UBS-FS”) serves as distributor (“Distributor”) of the shares of common stock of the Fund. Pursuant to a distribution plan, the Fund makes payments to the Distributor for the distribution of the Fund’s shares. As of April 22, 2022, the distribution plan was terminated. Therefore, for the period from July 1, 2022, to December 31, 2022, there were no distributions fees expenses. The distribution fees payable amounted to $3,180 as of December 31, 2022.

Investment Adviser and Reimbursable Expenses Agreement:

The Investment Adviser entered into an agreement with the Fund effective April 19, 2010, whereby the Investment Adviser agreed to waive all or a portion of its investment advisory fee and/or to reimburse certain operating expenses of the Fund to the extent necessary to ensure that the Fund maintains the NAV at $1.00 per share. These recoupments may reduce income to the Fund and result in a lower return to investors. The Investment Adviser shall be entitled to recoup from the Fund any waived and/or reimbursed amounts pursuant to the agreement for a period of up to three

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

(3) years from the date of the waiver and/or reimbursement. This recoupment could negatively affect the Fund’s future yield. The Investment Adviser may terminate the agreement upon thirty (30) days written notice to the Fund. During the period from July 1, 2022, to December 31, 2022, there were no waived expenses by UBSTC. The total reimbursement of previously waived investment advisory fees during the period from July 1, 2022, to December 31, 2022, amounted to $76,985. The fee potentially recoupable to the Investment Adviser at December 31, 2022 amounted to $4,871,227, which $502,692 expires during the fiscal year ended June 30, 2023, $2,563,486 expires during the fiscal year ended June 30, 2024 and $1,805,049 expires during the fiscal year ended June 30, 2025.

Expense Limitation and Reimbursement Agreement:

UBSTC and the Fund have entered into an agreement whereby UBSTC will pay certain of the Fund’s shareholder services, custodian and transfer agency fees, legal, regulatory, and accounting fees, printing costs and registration fees (“Other Expenses”), subject to future reimbursement by the Fund, in order to ensure that total annual Fund operating expenses do not exceed 1.00% of the Fund’s net assets, as set forth in the Prospectus. The Fund will reimburse UBSTC for Other Expenses paid by UBSTC when total annual operating expenses fall below 1.00%; provided that such reimbursement is made within three years after UBSTC paid the expense. The agreement is effective through June 30, 2023 and may be renewed for successive one-year periods. There were no recoupments of expenses under the expense cap agreements during the period from July 1, 2022, to December 31, 2022.

Directors Fees:

Certain Fund officers and directors are also officers and directors of UBSTC. The six (6) independent directors of the Fund’s Board of Directors are paid based upon an agreed fee up to $1,000 per board meeting, plus expenses, and up to $500 per Audit Committee meeting, plus expenses. For the period from July 1, 2022, to December 31, 2022, the independent directors of the Fund were paid an aggregate compensation and expenses of $15,123. The directors fee payable amounted to $4,623 as of December 31, 2022.

Affiliates and Unaffiliates transactions:

The total amount (in thousands) of other affiliated and unaffiliated purchases of investment securities (including certificates of deposit, if any), originations of securities purchased under agreements to re-sell, and tax-free secured obligations, listed by broker, during the period were as follows:

	Purchases	%

Affiliates	$-	-
Unaffiliated	13,172,484	100%

	$13,172,484	100%

No sales of investment securities occurred during the period from July 1, 2022, to December 31, 2022.

3.	Investment Transactions

The cost of securities purchased and maturities (in thousands) for the period from July 1, 2022, to December 31, 2022, were as follows:

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

	Purchases	Maturities

Puerto Rico Obligations	$-	$-
US Government Agencies	13,172,484	13,248,800

	$13,172,484	$13,248,800

4.	Concentration of Credit Risk

Concentration of credit risk that arises from financial instruments exists for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.

5.	Investment and Other Requirements and Limitations

The Fund is subject to certain requirements and limitations related to investments and leverage. Some of these requirements and limitations are imposed by statute or by regulation while others are imposed by procedures established by the Board of Directors. The most significant requirements and limitations are discussed below.

Under normal circumstances, the Fund will invest at least 67% of its total assets in short-term securities of Puerto Rico issuers, including Puerto Rico municipal obligations, Puerto Rico mortgage-backed and asset-backed securities, obligations of Puerto Rico investment companies (the majority of which may be obligations issued by investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser or co-investment adviser) (“TSOs”), repurchase agreements and commercial paper. While the Fund intends to comply with the above 67% investment requirement as market conditions permit, the Fund’s ability to procure sufficient Puerto Rico securities which meet the Fund’s investment criteria may, in the opinion of the Investment Adviser, be constrained, due to the volatility affecting the Puerto Rico bond market since 2013 and the fact that the Puerto Rico Government remains in the process of restructuring its outstanding debt under Title III of the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”) as well as undertaking other fiscal measures to stabilize Puerto Rico’s economy in accordance with the requirements of PROMESA, and this inability may continue for an indeterminate period of time. To the extent that the Fund is unable to procure sufficient amounts of such Puerto Rico securities, the Fund may acquire investments in securities of non-Puerto Rico issuers which satisfy the Fund’s investment policies. While the Fund will seek to invest at least an average of 20% of its total assets on annual basis in Puerto Rico securities even in adverse market conditions, there is no guarantee that it will be able to do so if there are sufficient Puerto Rico securities which meet the Fund’s investment criteria. As a result of the current shortage of Puerto Rico securities that meet the Fund’s investment criteria, the Fund is invested 100% in U.S. securities.

The Fund may hold up to 33% of its total assets in U.S. high quality short-term instruments, including securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, municipal securities of issuers in the United States and non-Puerto Rico (i.e., the 50 States comprising the United States.) mortgage-backed and asset-backed securities.

The Fund may invest up to 15% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. The Fund may borrow up to 5% of its total assets (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes, such as meeting redemption requests which might otherwise require untimely dispositions of portfolio securities.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

6.	Basis of Distributions and Components of Distributable Earnings (Accumulated Loss)

Since all securities held by the Fund at December 31, 2022, were valued at amortized cost, which approximates fair value, due to their short term maturities, it does not take into account unrealized gain or losses.

For the period from July 1, 2022, to December 31, 2022, the Fund had distributed from ordinary income a total of $1,245,428

The components of total distributable earnings (accumulated losses) at December 31, 2022 is comprised of a realized gain of $301,279.

7.	Risks and Uncertainties

The Fund is exposed to various types of risks, such as credit, interest rate, geographic and industry concentration, non-diversification, and illiquid securities risks, among others. This list is qualified in its entirety by reference to the more detailed information provided in the offering documentation for the securities issued by the Fund.

Investment and Market Risk. The Fund’s investments may be adversely affected by the performance of U.S. and Puerto Rico investment securities markets, which, in turn, may be influenced by a number of factors, including, among other things, (i) the level of interest rates, (ii) the rate of inflation, (iii) political decisions, (iv) fiscal policy, and (v) current events in general. All securities may be subject to adverse market trends. The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the companies or stock or bond markets in which a Fund invests, as well as economic, political, or social events in the United States, Puerto Rico or abroad. Markets can be volatile, and values of individual securities and other investments at times may decline significantly and rapidly. This may cause the Fund’s portfolio to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole. Recent market conditions and events, including a global public health crisis and actions taken by governments in response, may exacerbate such volatility and may continue to negatively affect the value and liquidity of individual securities, national economies and global markets generally. Rapid changes in value or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the value or time of its choosing and can result in losses. Because the Fund invests in investment securities, the Fund’s net asset value may fluctuate due to market conditions, and as a result you may experience a decline in the value of your investment in the Fund and you may lose money.

If the Board, including upon a recommendation from the Investment Adviser, determines in its sole discretion, that, due to the lack of appropriate investment opportunities or for other reasons, the Fund is no longer a manageable investment and/or may have insufficient assets available for the conduct of its business, the Fund may distribute cash to its shareholders to liquidate their investment or may transfer shareholders’ accounts to another available investment option designated and agreed to by them in their UBS Financial Services Inc. Master Account Agreement or other relevant document.

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

In addition, turbulence in financial markets and reduced liquidity in equity and/or fixed-income markets may negatively affect the Fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain, and could affect companies worldwide. Recent examples include pandemic risks related to the novel coronavirus (“COVID-19”) and the aggressive measures taken worldwide in response by (i) governments, including closing borders, restricting travel and imposing prolonged quarantines of, or similar restrictions on, large populations, and (ii) businesses, including forced or voluntary closures, changes to operations and reductions of staff. The effects of COVID-19 have contributed to increased volatility in global financial markets and may affect certain countries, regions, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or serious environmental or public health concern could have, a significant negative impact on economic and market conditions, could exacerbate pre-existing political, social and economic risks in certain countries or regions and could trigger a prolonged period of global economic slowdown, which may impact the Fund. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. To the extent the Fund is overweight in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

Puerto Rico Concentration Risk. The Fund is exposed to certain risks resulting from the reduced geographic diversification of its portfolio. The Fund’s assets may be invested in securities of Puerto Rico issuers. In addition, the TSOs in which the Fund may invests are issued by investment companies that, in turn, are designed to invest primarily in Puerto Rico securities. Securities issued by the Government of the Commonwealth of Puerto Rico or its instrumentalities are affected by the central government’s finances. That includes, but is not limited to, general obligations of Puerto Rico and revenue bonds, special tax bonds, or agency bonds. Over the past few years, many Puerto Rico government bonds as well as the securities issued by several Puerto Rico financial institutions have been downgraded as a result of several factors, including without limitation, the downturn experienced by the Puerto Rico economy and the strained financial condition of the Puerto Rico government. Currently, none of the bonds issued by the Puerto Rico government and its instrumentalities without credit enhancements carry an investment-grade credit rating.

Because the Fund may invest a substantial portion of its assets in Puerto Rico bonds, the Fund’s net asset value and cash flow may fluctuate due to market conditions affecting these securities. Any future developments in this respect could result in additional interruptions in cash flow on debt payments, which may result in more price volatility, across Puerto Rico securities. There can be no assurance that any additional defaults by the Commonwealth and other Commonwealth instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Consequently, the Fund’s performance may be more severely affected by economic, political, regulatory or other factors adversely affecting issuers in Puerto Rico than a fund that is not concentrated in Puerto Rico issuers.

Interest Rate Risk. Interest rate risk is the risk that when interest rates rise, the value of the Fund’s investment will fall as a result. That is because the value of short-term instruments are generally expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Also, the Fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that the Fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the Fund’s income will tend to fall more

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

slowly. A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Fund to sell assets at inopportune times or at a loss or depressed value and could hurt the Fund’s performance.

Credit Risk. Credit risk is the risk that fixed income securities in the Fund’s portfolio will decline in price or that the issuer will fail to make principal or interest payments when due because the issuer of the security experiences a decline in its financial condition. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. To the extent that the Fund will typically invest a substantial amount of its assets in securities issued by other investment companies for which, like the Fund, UBS Asset Managers of Puerto Rico acts as investment adviser or co-investment adviser, and investing in similar types of assets, this risk may be magnified. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Extension Risk. Extension risk is the risk that during periods of rising interest rates, the average life of certain types of securities may be extended because of the right of the issuer to defer payments or make slower than expected principal payments. This may lock in a below market interest rate, increase the security’s duration (the estimated period until the security is paid in full) making it more sensitive to changes in interest rates and reduce the value of the security. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Prepayment Risk. Prepayment risk is the risk that during periods of declining interest rates, the issuer of a security may exercise its option to pay principal earlier than scheduled in order to refinance at lower interest rates, forcing the Fund to reinvest in lower yielding securities. Prepayment reduces the yield to maturity and the average life of the security and also increases price fluctuation. This tendency of issuers to refinance debt with high interest rates during periods of declining interest rates may reduce the positive effect of declining interest rates on the market value of the Fund’s securities.

Municipal Securities Risk. Municipal securities are obligations, often bonds and notes, issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentalities, the interest on which is typically exempt from federal income tax. The Fund invests in Puerto Rico municipal securities. From time to time, proposals to restrict or eliminate the federal income tax exemption from interest on municipal securities are introduced before Congress. Proposals also may be introduced before state legislatures. If such proposals were enacted, the availability of municipal securities and their value would be affected.

Municipal bonds are generally considered riskier investments than Treasury securities. The prices and yields on municipal securities are subject to change from time to time and depend upon a variety of factors, including general money market conditions, the financial condition of the issuer (or other entities whose financial resources are supporting the municipal security), general conditions in the market for tax-exempt obligations, the size of a particular offering and the maturity of the obligation and the rating(s) of the issue.

Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security’s

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities. Certain of the municipal obligations in which the Fund may invest present their own distinct risks. These risks may depend, among other things, on the financial situation of the government issuer, or, in the case of industrial development bonds and similar securities (including certain bonds offered by the Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority), on that of the entity supplying the revenues that are intended to repay the obligations. It is also possible that, as a result of litigation or other conditions, the power or ability of issuers or those other entities to meet their obligations for the repayment of principal and payment of interest may be materially and adversely affected.

Repurchase Agreements Risk. The Fund may also engage in repurchase agreements, which are transactions in which the Fund purchases a security from a counterparty and agrees to sell it back at a specified time and price in a specified currency. If a repurchase agreement counterparty defaults, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying the repurchase agreement. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will depend on intervening fluctuations of the market values of the underlying securities and the accrued interest thereon. In such an event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from those market fluctuations following the failure of such counterparty to perform.

Mortgage-Backed Securities Risk. Mortgage-backed securities (residential and commercial) represent interests in “pools” of mortgages. Mortgage-backed securities have many of the risks of traditional debt securities but, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. As a result, the Fund may receive principal repayments on these securities earlier or later than anticipated by the Fund. In the event of prepayments that are received earlier than anticipated, the Fund may be required to reinvest such prepayments at rates that are lower than the anticipated yield of the prepaid obligation. The rate of prepayments is influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage interest rates, local and regional economic conditions and homeowner mobility. Generally, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates. The decrease in the rate of prepayments during periods of rising interest rates results in the extension of the duration of mortgage-backed securities, which makes them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk). Since a substantial portion of the assets of the Fund may be invested in mortgage-backed securities, the Fund may be subject to these risks and other risks related to such securities to a significant degree, which might cause the market value of the Fund’s investments to fluctuate more than otherwise would be the case. In addition, mortgage-backed or other securities issued or guaranteed by FNMA, FHLMC or a Federal Home Loan Bank are supported only by the credit of these entities and are not supported by the full faith and credit of the U.S.

CMO Risk. CMOs exhibit similar risks to those of mortgage-backed securities but also present certain special risks. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (“tranches”) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). CMO classes may be specially structured in a manner that provides a variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, particularly during periods of rapid or unanticipated changes in interest rates, the ability of a CMO class to provide the anticipated investment characteristics and

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

performance may be significantly reduced. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment. These changes may result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

Asset-Backed Securities Risk. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. The receivables supporting asset-backed securities are generally automobile and credit card receivables but may also consist of other types of obligations. Asset-backed securities and the underlying receivables are not generally insured or guaranteed by any government agency. However, in certain cases, such securities are collateralized by loans guaranteed by the U.S. Small Business Administration (“SBA”). The SBA is an independent agency of the United States. Asset-backed securities present risks similar to those of mortgage-backed securities. However, in the case of many asset-backed securities, the prepayment rates on the underlying assets have historically been less influenced by market interest rate fluctuations and therefore, have been more stable. The frequent absence of a government guarantee creates greater exposure to the credit risk on the underlying obligations and depending on the structure, the credit risk of the sponsor of such obligations.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults.

Non-Diversification Risk. A relatively high percentage of the Fund’s assets may be invested in obligations of a limited number of issuers, particularly Puerto Rico investment companies. In addition, most or all of the Puerto Rico investment companies may be affiliated with the Fund and the Investment Adviser, and their obligations may be secured by the same or similar assets. Consequently, the Fund’s net asset value and its yield may fluctuate to a greater extent than that of a more diversified investment company as a result of changes in the market’s view of the financial condition and prospects of such issuers. The Fund also will be more susceptible to any single economic, political or regulatory occurrence than a more widely diversified fund. However, that risk is mitigated to a certain extent by the degree to which these securities are obligations issued or guaranteed by the U.S. government.

Illiquid Securities. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. There presently are a limited number of participants in the market for certain Puerto Rico securities or other securities or assets that the Fund may own. That and other factors may cause certain securities to have periods of illiquidity. Illiquid securities include, among other things, securities subject to legal or contractual restrictions on resale that hinder the marketability of the securities.

In addition, as described above under “Conflicts of Interest Risk”, for most of those securities the Fund may have to depend on its affiliates for liquidity; there may be no or few independent sources of liquidity. That is particularly true of the investment company obligations that will likely become the primary investments of the Fund. That and other factors may cause securities to become illiquid, which could hinder the Fund’s ability to redeem your investment.

The Fund may invest up to 15% of its total assets in illiquid securities, including reverse repurchase agreements with maturities in excess of seven days. As a result, among other things, investors might

Short-Term Investment Fund for Puerto Rico Residents, Inc.

Notes to Financial Statements

For the period from July 1, 2022, to December 31, 2022 (Unaudited)

be delayed in receiving funds needed for securities purchases or other matters, which could have other adverse consequences.

Conflicts of Interest Risk. Conflicts of Interest Risk is the risk that the Investment Adviser and its affiliates, as well other investment companies advised or co-advised by the Investment Adviser that issue TSOs purchased by the Fund, may have interests that compete with those of the Fund. Among other things, the Investment Adviser or its affiliates may engage in transactions directly with the Fund to the extent permitted by the 1940 Act. The Investment Adviser and its affiliates will also act in numerous other capacities in connection with the Fund and the Puerto Rico investment companies in which the Fund invests. These relationships also make the Fund very dependent upon the Investment Adviser and its affiliates. To the extent that the Fund invests in TSOs issued by investment companies affiliated with the Investment Adviser, such investments present certain conflict of interest, such as competing objectives with respect to the level of interest rates on the TSOs, and other related issues.

8.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses for indemnification and expects the risk of loss to be remote.

9.	Subsequent Events

Events and transactions from January 1, 2023, through February 28, 2023, (the date the semi-annuals were available to be distributed) have been evaluated by management for subsequent events.     Management has determined that there were no material events that would require adjustment to or disclosure in the Fund’s financial statements through this date.

OTHER INFORMATION (Unaudited)

Shareholder Meeting

The Annual Meeting of Shareholders was held on October 11, 2022 (the “Annual Meeting”). The voting results for the proposals considered at the Annual Meeting are as follows:

1.

Election of Directors. The stockholders of the Fund elected Carlos Nido and Luis Pellot to the Board of Directors to serve for a term expiring on the date of which the annual meeting of stockholders is held in 2025 and 2025, respectively, or until their successors are elected and qualified.

Name of Director	Votes cast “For”	Votes “Against/Withheld”
Carlos Nido	98,180,076	62,795,023
Luis Pellot	98,102,326	62,872,773

1

Disclosure of Fund Expenses

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund’s gross income, directly reduce the investment return of a mutual fund. A mutual fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the one half year period shown and held for the entire period (July 1, 2022 to December 31, 2022).

The table below illustrates your Fund’s costs in two ways.

●

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the year. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period.”

●

Hypothetical 5% return. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown do not apply to your specific investment.

	Beginning Account	Ending Account	Expense Ratio	Expenses Paid
	Value 7/1/2022	Value 12/31/2022	Six Month	During the Period*
Actual Fund Return	$1,000.00	$1,007.90	0.45%	$2.27
Hypothetical 5% Return	$1,000.00	$1,022.81	0.45%	2.28

* Expenses are equal to the Fund’s six months expense ratio multiplied by the average account value over the period,

multiply by 183/365 (to reflect the one-half year period).

2

Statement Regarding Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The quarterly schedule of portfolio holdings are available upon request by calling 787-250-3600.

3

Statement Regarding Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s investment adviser to vote proxies relating to the Fund’s portfolio securities is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

4

Statement Regarding Availability of Proxy Voting Record

Information regarding how the investment adviser voted proxies relating to portfolio securities during the most recent 6-month period ended December 31 is available upon request by calling 787-250-3600 and on the website of the Securities and Exchange Commission at http://www.sec.gov.

5

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INVESTMENT ADVISER

UBS Asset Managers of Puerto Rico,

a division of UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

ADMINISTRATOR, TRANSFER AGENT, AND CUSTODIAN

UBS Trust Company of Puerto Rico

250 Muñoz Rivera Avenue, 10th Floor

San Juan, Puerto Rico 00918

U.S. LEGAL COUNSEL

Sidley, Austin, Brown & Wood, LLP

787 Seventh Avenue

New York, New York 10019

PUERTO RICO LEGAL COUNSEL

DLA Piper (Puerto Rico), LLC

Ochoa Building Suite 401

500 Calle de la Tanca

San Juan, Puerto Rico 00901-1969

INDEPENDENT AUDITORS

Ernst & Young LLP

One Manhattan West,

New York, NY 10001

DIRECTORS AND OFFICERS

Carlos V. Ubiñas

Director, Chairman of the Board and President

Agustín Cabrer-Roig

Director

Carlos Nido

Director

Vicente J. León

Director

Luis M.Pellot-González

Director

Clotilde Pérez

Director

José J. Villamil

Director

José Arias

Senior Executive Vice President

Leslie Highley, Jr.

Senior Vice President and Treasurer

Javier Rodríguez

Assistant Vice President and Assistant Treasurer

Heydi Cuadrado

Assistant Vice President

Gustavo Romanach

Assistant Vice President

Liana Loyola, Esq.

Secretary

Remember that:

●	Mutual Fund’s units are not bank deposits or FDIC insured.
●	Mutual Fund’s units are not obligations of or guaranteed by UBS Financial Services Incorporated of Puerto Rico or any of its affiliates.
●	Mutual Fund’s units are subject to investment risks, including possible loss of the principal amount invested.

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Short Term Investment Fund for Puerto Rico Residents, Inc.

(b)     Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)     Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Short Term Investment Fund for Puerto Rico Residents, Inc’s. (the “Fund”) Board of Directors during the period covered by this Form N-CSR filing.

Item 11. Controls and Procedures.

(a)     The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 Act, as amended.

(b)     There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a) (3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carlos V. Ubiñas
Carlos V. Ubiñas
President

Date:	March 9, 2023

By:	/s/ Leslie Highley, Jr.
Leslie Highley, Jr.
Senior Vice President and Treasurer

Date:	March 9, 2023